Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue
Land	$ 373,323	$ 621,905
Housing	982,822	718,465
Total revenue	1,356,145	1,340,370
Direct Cost of Sales
Land	(199,976)	(449,313)
Housing	(781,234)	(598,340)
Total direct cost of sales	(981,210)	(1,047,653)
Selling, general and administrative expense	(170,062)	(128,377)
Equity in earnings from unconsolidated entities	8,820	9,882
Depreciation	(4,621)	(3,386)
Interest expense	(51,127)	(41,406)
Other income / (expense)	13,893	(800)
Income Before Income Taxes	171,838	128,630
Current income tax expense	(1,953)	(45,879)
Deferred income tax (expense) / recovery	(21,272)	9,788
Net Income	148,613	92,539
Unrealized foreign exchange (loss) / gain on:
Translation of the net investment in Canadian subsidiaries	(51,222)	20,369
Translation of the Canadian dollar denominated debt designated as a hedge of the net investment in Canadian subsidiaries		(18,240)
Comprehensive Income	97,391	94,668
Net Income / (Loss) Attributable To:
Consolidated	148,613	92,539
Non-controlling interests and other interests in consolidated subsidiaries	6,453	(622)
Brookfield Residential	142,160	93,161
Comprehensive Income / (Loss) Attributable To:
Consolidated	97,391	94,668
Non-controlling interests and other interests in consolidated subsidiaries	6,453	(622)
Brookfield Residential	$ 90,938	$ 95,290
Common Shareholders Earnings Per Share
Basic	$ 1.22	$ 0.92
Diluted	$ 1.21	$ 0.91
Weighted Average Common Shares Outstanding
Basic	116,670	101,609
Diluted	117,645	102,054